Schedule of Investments (unaudited)	iShares® MSCI USA Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
National Presto Industries Inc.	5,557	$395,269
Vectrus Inc.(a)	12,440	449,084
		844,353
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)(b)	7,713	531,734
Hub Group Inc., Class A(a)	35,714	2,398,552
		2,930,286
Auto Components — 0.4%
Gentherm Inc.(a)	35,246	2,376,285
Standard Motor Products Inc.	21,260	907,377
XPEL Inc.(a)(b)	17,580	760,687
		4,044,349
Automobiles — 0.2%
Winnebago Industries Inc.	33,868	1,801,100
Banks — 1.8%
Amalgamated Financial Corp.	14,745	259,365
Arrow Financial Corp.	17,055	533,821
Bancorp. Inc. (The)(a)	28,212	640,130
Bar Harbor Bankshares	15,783	412,094
Camden National Corp.	15,863	709,869
Capital City Bank Group Inc.	12,820	328,320
Community Trust Bancorp. Inc.	17,032	678,044
Customers Bancorp. Inc.(a)	31,810	1,338,247
First Community Bankshares Inc.	16,376	436,093
First Financial Corp./IN	11,790	502,490
First Foundation Inc.	40,500	899,910
First of Long Island Corp. (The)	24,956	418,762
Great Southern Bancorp. Inc.	11,553	655,517
Hilltop Holdings Inc.	68,880	1,755,751
HomeStreet Inc.	20,224	820,892
Hope Bancorp Inc.	121,486	1,737,250
Independent Bank Corp./MI	21,520	424,805
Lakeland Bancorp. Inc.	53,793	808,509
Mercantile Bank Corp.	16,049	503,939
OFG Bancorp.	53,380	1,418,840
Republic Bancorp. Inc./KY, Class A	10,556	439,974
Univest Financial Corp.	31,208	786,442
Washington Trust Bancorp. Inc.	18,414	864,353
		17,373,417
Beverages — 0.2%
MGP Ingredients Inc.	13,981	1,276,885
National Beverage Corp.	24,748	1,090,892
		2,367,777
Biotechnology — 3.0%
2seventy bio Inc.(a)(b)	23,684	318,787
Alkermes PLC(a)	171,512	4,948,121
Anika Therapeutics Inc.(a)	15,201	327,278
Avid Bioservices Inc.(a)	65,080	875,977
Catalyst Pharmaceuticals Inc.(a)	103,795	790,918
Celldex Therapeutics Inc.(a)	39,450	1,205,197
Eagle Pharmaceuticals Inc./DE(a)	11,834	522,234
Emergent BioSolutions Inc.(a)	50,966	1,650,279
Ideaya Biosciences Inc.(a)	28,324	271,627
Intellia Therapeutics Inc.(a)	64,891	3,181,606
Ironwood Pharmaceuticals Inc.(a)(b)	164,182	1,970,184
Myriad Genetics Inc.(a)	79,904	1,638,032
Security	Shares	Value

Biotechnology (continued)
Organogenesis Holdings Inc., Class A(a)	33,766	$217,453
Prothena Corp. PLC(a)	33,458	975,635
United Therapeutics Corp.(a)	47,723	8,473,696
Vanda Pharmaceuticals Inc.(a)	59,029	585,568
Vericel Corp.(a)	41,502	1,182,807
		29,135,399
Building Products — 0.8%
Apogee Enterprises Inc.	27,085	1,191,740
Insteel Industries Inc.	20,536	871,137
Quanex Building Products Corp.	35,643	685,058
Simpson Manufacturing Co. Inc.	43,092	4,467,348
		7,215,283
Capital Markets — 4.5%
Affiliated Managers Group Inc.(b)	43,806	5,500,719
Artisan Partners Asset Management Inc., Class A	68,930	2,215,410
B. Riley Financial Inc.	16,127	728,295
BGC Partners Inc., Class A	308,866	1,121,184
BrightSphere Investment Group Inc.	63,172	1,265,967
Cowen Inc., Class A	27,705	633,059
Diamond Hill Investment Group Inc.	3,227	543,330
Donnelley Financial Solutions Inc.(a)	32,154	941,148
Evercore Inc., Class A	42,161	4,458,526
Federated Hermes Inc.	98,527	2,806,049
Houlihan Lokey Inc.	53,867	4,486,582
Janus Henderson Group PLC	164,902	5,026,213
Jefferies Financial Group Inc.	223,233	6,866,647
Moelis & Co., Class A	64,859	2,870,659
Piper Sandler Cos.	19,182	2,205,546
PJT Partners Inc., Class A	24,632	1,625,466
Victory Capital Holdings Inc., Class A(b)	17,040	459,910
		43,754,710
Chemicals — 2.0%
AdvanSix Inc.	29,833	1,328,762
American Vanguard Corp.	29,543	632,220
Aspen Aerogels Inc.(a)	28,106	607,090
Chase Corp.	8,018	676,398
FutureFuel Corp.	27,671	263,151
Hawkins Inc.	20,257	755,181
Koppers Holdings Inc.	22,414	543,764
Olin Corp.	135,971	7,804,735
Schweitzer-Mauduit International Inc.	33,279	837,300
Stepan Co.	22,173	2,264,085
Trinseo PLC	32,955	1,563,715
Tronox Holdings PLC, Class A	122,504	2,107,069
		19,383,470
Commercial Services & Supplies — 1.2%
ACCO Brands Corp.	101,419	743,401
Brady Corp., Class A, NVS	51,585	2,308,429
Deluxe Corp.	45,136	1,222,283
Ennis Inc.	27,768	478,998
GEO Group Inc. (The)(a)	123,688	807,683
Healthcare Services Group Inc.	79,211	1,353,716
Heritage-Crystal Clean Inc.(a)	16,731	456,756
HNI Corp.	46,549	1,659,006
Interface Inc.	62,781	796,691
Kimball International Inc., Class B	38,631	296,686
Matthews International Corp., Class A	33,541	999,857
		11,123,506

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 1.8%
ADTRAN Inc.	51,521	$895,950
Calix Inc.(a)	60,753	2,424,652
Cambium Networks Corp.(a)	9,774	149,249
Ciena Corp.(a)	164,532	9,077,230
Clearfield Inc.(a)	12,394	721,703
Digi International Inc.(a)	36,192	684,753
NETGEAR Inc.(a)	32,406	703,210
NetScout Systems Inc.(a)	78,759	2,425,777
Ribbon Communications Inc.(a)(b)	101,351	349,661
		17,432,185
Construction & Engineering — 0.6%
Argan Inc.	16,729	615,293
Construction Partners Inc., Class A(a)(b)	30,734	793,245
IES Holdings Inc.(a)	9,882	289,543
MYR Group Inc.(a)	17,894	1,415,236
Primoris Services Corp.	57,008	1,321,445
Sterling Construction Co. Inc.(a)	29,856	683,404
Tutor Perini Corp.(a)	48,435	448,992
		5,567,158
Construction Materials — 0.0%
United States Lime & Minerals Inc	2,390	261,729

Consumer Finance — 1.4%
Atlanticus Holdings Corp.(a)(b)	7,834	337,175
Curo Group Holdings Corp.	19,644	230,621
Encore Capital Group Inc.(a)	32,115	1,856,568
Enova International Inc.(a)	39,119	1,463,051
Navient Corp.	178,431	2,835,269
OneMain Holdings Inc.	84,227	3,868,546
PROG Holdings Inc.(a)	70,555	1,867,591
World Acceptance Corp.(a)	4,268	805,414
		13,264,235
Containers & Packaging — 0.1%
Myers Industries Inc.	32,418	710,927

Distributors — 0.0%
Funko Inc., Class A(a)	22,834	371,966

Diversified Consumer Services — 0.6%
American Public Education Inc.(a)	19,681	382,598
Graham Holdings Co., Class B	4,292	2,542,452
Perdoceo Education Corp.(a)	74,356	831,300
Stride Inc.(a)(b)	44,129	1,734,270
		5,490,620
Diversified Financial Services — 0.1%
A-Mark Precious Metals Inc.	8,986	708,097
Diversified Telecommunication Services — 0.1%
ATN International Inc.	11,689	461,715
IDT Corp., Class B(a)	23,095	611,556
		1,073,271
Electrical Equipment — 1.6%
Acuity Brands Inc.(b)	37,960	6,547,341
Atkore Inc.(a)	49,013	4,710,149
AZZ Inc.	26,598	1,213,933
Encore Wire Corp.(b)	21,952	2,476,405
GrafTech International Ltd.	88,279	801,573
		15,749,401
Electronic Equipment, Instruments & Components — 5.0%
Avnet Inc.	105,783	4,618,486
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Badger Meter Inc.	31,016	$2,502,681
Benchmark Electronics Inc.	37,827	898,770
CTS Corp.	30,963	1,095,161
ePlus Inc.(a)	28,715	1,621,823
Fabrinet(a)	39,121	3,841,291
Insight Enterprises Inc.(a)	37,055	3,682,155
Jabil Inc.	147,281	8,502,532
Kimball Electronics Inc.(a)	26,531	473,313
Knowles Corp.(a)	97,593	1,807,422
Methode Electronics Inc.	40,521	1,807,642
Napco Security Technologies Inc.(a)(b)	31,150	545,125
OSI Systems Inc.(a)	18,022	1,425,540
PC Connection Inc.	12,504	618,823
Plexus Corp.(a)	30,032	2,436,797
Sanmina Corp.(a)(b)	69,203	2,829,711
ScanSource Inc.(a)	27,056	926,397
TTM Technologies Inc.(a)	108,644	1,515,584
Vishay Intertechnology Inc.	141,084	2,628,395
Vishay Precision Group Inc.(a)	13,268	414,094
Vontier Corp.	139,135	3,564,639
		47,756,381
Energy Equipment & Services — 0.4%
Cactus Inc., Class A	61,700	3,080,681
RPC Inc.(a)	68,801	711,402
		3,792,083
Entertainment — 0.5%
Lions Gate Entertainment Corp., Class A(a)(b)	61,757	833,102
Lions Gate Entertainment Corp., Class B, NVS(a)	127,652	1,604,586
World Wrestling Entertainment Inc., Class A	47,993	2,802,311
		5,239,999
Equity Real Estate Investment Trusts (REITs) — 2.3%
Brandywine Realty Trust	181,685	2,120,264
Equity Commonwealth(a)	129,502	3,391,657
Franklin Street Properties Corp., Class C	108,463	559,669
Getty Realty Corp.	41,025	1,103,983
Industrial Logistics Properties Trust	69,294	1,119,791
LTC Properties Inc.	41,691	1,375,803
LXP Industrial Trust.	295,192	3,704,660
Necessity Retail REIT Inc	125,253	935,640
One Liberty Properties Inc.	17,584	503,782
Piedmont Office Realty Trust Inc., Class A	131,700	2,120,370
Retail Opportunity Investments Corp.	128,832	2,400,140
RPT Realty	86,295	1,146,860
Saul Centers Inc.	15,054	776,937
Urstadt Biddle Properties Inc., Class A	32,001	555,217
		21,814,773
Food & Staples Retailing — 1.3%
Andersons Inc. (The)	33,547	1,685,066
Ingles Markets Inc., Class A	15,131	1,408,999
SpartanNash Co.	38,206	1,309,701
Sprouts Farmers Market Inc.(a)	121,396	3,617,601
United Natural Foods Inc.(a)	59,904	2,571,679
Weis Markets Inc.	18,549	1,481,694
		12,074,740
Food Products — 0.3%
Fresh Del Monte Produce Inc.	37,892	987,086
John B Sanfilippo & Son Inc.	9,412	730,748

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Seaboard Corp.	308	$1,301,297
		3,019,131
Gas Utilities — 0.0%
Star Group LP	37,566	401,205

Health Care Equipment & Supplies — 5.1%
AngioDynamics Inc.(a)	40,870	860,314
Atrion Corp.	1,528	957,475
CONMED Corp.	30,813	4,096,897
Cutera Inc.(a)	16,182	878,844
Envista Holdings Corp.(a)	171,434	6,792,215
Establishment Labs Holdings Inc.(a)(b)	20,147	1,425,602
Globus Medical Inc., Class A(a)(b)	83,244	5,512,418
Heska Corp.(a)	10,728	1,178,364
Inogen Inc.(a)	20,432	516,521
Integer Holdings Corp.(a)	35,083	2,637,189
Lantheus Holdings Inc.(a)	69,904	4,642,325
LeMaitre Vascular Inc.	20,725	895,527
Meridian Bioscience Inc.(a)	43,785	1,120,458
Merit Medical Systems Inc.(a)	53,838	3,338,494
Natus Medical Inc.(a)	36,212	1,204,773
Neogen Corp.(a)	34,855	920,172
NuVasive Inc.(a)	54,698	2,813,665
Omnicell Inc.(a)(b)	46,217	5,045,510
OraSure Technologies Inc.(a)(b)	76,397	469,078
Orthofix Medical Inc.(a)	20,894	647,714
STAAR Surgical Co.(a)	25,025	1,428,677
Surmodics Inc.(a).	14,718	568,998
Tactile Systems Technology Inc.(a)	20,847	351,897
Varex Imaging Corp.(a)	41,804	829,809
		49,132,936
Health Care Providers & Services — 5.4%
AMN Healthcare Services Inc.(a)(b)	50,245	4,911,449
Apollo Medical Holdings Inc.(a)	32,290	1,177,939
Chemed Corp.	16,723	8,217,515
Community Health Systems Inc.(a)	119,109	913,566
CorVel Corp.(a)(b)	10,392	1,611,591
Cross Country Healthcare Inc.(a)(b)	38,383	719,297
Encompass Health Corp.	105,783	7,281,044
Fulgent Genetics Inc.(a)(b)	15,474	849,213
Hanger Inc.(a)	41,051	674,878
Joint Corp. (The)(a)	15,178	463,233
ModivCare Inc.(a)	13,360	1,389,039
National HealthCare Corp.	13,937	948,552
National Research Corp.	14,873	510,144
Owens & Minor Inc.	76,214	2,704,835
Patterson Companies Inc.	93,028	2,862,472
Premier Inc., Class A.	130,527	4,726,383
Select Medical Holdings Corp.	114,455	2,587,828
Tenet Healthcare Corp.(a)	96,095	6,967,848
Tivity Health Inc.(a)	42,132	1,353,701
U.S. Physical Therapy Inc.	13,693	1,420,923
		52,291,450
Health Care Technology — 0.8%
Allscripts Healthcare Solutions Inc.(a)	130,876	2,703,898
Computer Programs & Systems Inc.(a)	14,660	467,947
Evolent Health Inc., Class A(a)	92,773	2,553,113
HealthStream Inc.(a)	26,836	512,568
NextGen Healthcare Inc.(a)	60,659	1,143,422
Security	Shares	Value

Health Care Technology (continued)
OptimizeRx Corp.(a)	16,744	$470,674
		7,851,622
Hotels, Restaurants & Leisure — 0.1%
Chuy's Holdings Inc.(a)	20,992	525,010

Household Durables — 1.5%
Century Communities Inc.	32,236	1,699,482
Ethan Allen Interiors Inc.	22,758	540,275
GoPro Inc., Class A(a)	123,774	1,104,064
Green Brick Partners Inc.(a)	34,988	689,264
Hovnanian Enterprises Inc., Class A(a)	5,270	242,525
La-Z-Boy Inc.	47,023	1,235,764
M/I Homes Inc.(a)	31,104	1,377,285
Meritage Homes Corp.(a)	39,936	3,296,717
Tri Pointe Homes Inc.(a)	120,969	2,500,429
Tupperware Brands Corp.(a)(b)	52,244	918,450
Universal Electronics Inc.(a)	14,335	422,883
		14,027,138
Household Products — 0.2%
Central Garden & Pet Co.(a)	10,244	448,585
Central Garden & Pet Co., Class A, NVS(a)	42,614	1,763,367
		2,211,952
Insurance — 3.3%
American Equity Investment Life Holding Co.	88,515	3,338,786
American National Group Inc.	8,576	1,617,519
Assured Guaranty Ltd.	77,612	4,280,302
Donegal Group Inc., Class A	14,882	201,354
Employers Holdings Inc.	26,989	1,061,747
First American Financial Corp.	116,855	6,813,815
Genworth Financial Inc., Class A(a)	480,416	1,782,344
HCI Group Inc.	6,798	435,684
Mercury General Corp.	29,375	1,481,381
National Western Life Group Inc., Class A.	2,553	507,434
Safety Insurance Group Inc.	15,120	1,300,925
SiriusPoint Ltd.(a)	94,601	594,094
Stewart Information Services Corp.	27,489	1,418,433
Universal Insurance Holdings Inc.	31,231	392,261
Unum Group	217,291	6,631,721
		31,857,800
Interactive Media & Services — 0.7%
TrueCar Inc.(a)	90,771	324,960
Yelp Inc.(a)	78,207	2,544,074
Ziff Davis Inc.(a)(b)	48,684	4,301,718
		7,170,752
Internet & Direct Marketing Retail — 0.7%
1-800-Flowers.com Inc., Class A(a)	29,008	295,882
Duluth Holdings Inc., Class B(a)(b)	21,900	268,275
PetMed Express Inc.	21,589	472,799
Qurate Retail Inc., Series A(a)	423,409	1,782,552
Revolve Group Inc.(a)	40,348	1,705,106
Shutterstock Inc.	25,257	1,912,460
		6,437,074
IT Services — 2.7%
Bread Financial Holdings Inc.	50,251	2,753,755
Brightcove Inc.(a)	32,259	227,426
Concentrix Corp.	47,185	7,430,694
Conduent Inc.(a)(b)	180,854	1,018,208
CSG Systems International Inc.	34,739	2,135,406
EVERTEC Inc.	65,034	2,562,340

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
ExlService Holdings Inc.(a)	35,597	$4,846,531
Grid Dynamics Holdings Inc.(a)(b)	42,613	593,173
Hackett Group Inc. (The)	26,939	632,797
Perficient Inc.(a)	35,010	3,480,344
		25,680,674
Leisure Products — 1.6%
Brunswick Corp./DE	82,390	6,229,508
Clarus Corp.	23,232	519,235
Johnson Outdoors Inc., Class A	6,109	467,216
Smith & Wesson Brands Inc.	50,976	699,901
Sturm Ruger & Co. Inc.	18,667	1,272,156
Vista Outdoor Inc.(a)	60,873	2,144,556
YETI Holdings Inc.(a)(b)	88,116	4,306,229
		15,638,801
Life Sciences Tools & Services — 0.4%
Medpace Holdings Inc.(a)	30,465	4,069,210
Machinery — 1.0%
Astec Industries Inc.	22,818	892,184
Energy Recovery Inc.(a)(b)	38,739	717,446
Gorman-Rupp Co. (The)	19,097	608,430
Greenbrier Companies Inc. (The)	34,352	1,467,174
Hyster-Yale Materials Handling Inc.	5,085	156,211
Luxfer Holdings PLC	29,499	476,114
Mueller Industries Inc.	54,685	2,961,193
Omega Flex Inc.	3,199	355,089
REV Group Inc.	31,094	370,641
Shyft Group Inc. (The)	33,753	859,689
Standex International Corp.	12,955	1,218,288
		10,082,459
Marine — 0.2%
Genco Shipping & Trading Ltd.	28,966	638,121
Matson Inc.	11,525	991,380
		1,629,501
Media — 1.3%
AMC Networks Inc., Class A(a)	29,346	957,560
John Wiley & Sons Inc., Class A	47,286	2,406,385
Scholastic Corp., NVS	27,791	1,024,098
TechTarget Inc.(a)(b)	26,867	1,808,418
TEGNA Inc.	223,285	4,923,434
Thryv Holdings Inc.(a)(b)	21,558	556,843
WideOpenWest Inc.(a)	55,560	1,113,978
		12,790,716
Metals & Mining — 3.8%
Alcoa Corp.	198,659	13,469,080
Commercial Metals Co.	127,821	5,240,661
Reliance Steel & Aluminum Co.	67,490	13,379,893
Ryerson Holding Corp.	18,407	677,562
Schnitzer Steel Industries Inc., Class A	27,540	1,256,650
SunCoke Energy Inc.	88,097	732,967
Warrior Met Coal Inc.	54,543	1,858,280
		36,615,093
Mortgage Real Estate Investment — 0.2%
Ares Commercial Real Estate Corp.	47,371	713,881
Dynex Capital Inc.	32,313	524,440
Franklin BSP Realty Trust Inc.	33,528	444,581
		1,682,902
Security	Shares	Value

Multiline Retail — 0.3%
Big Lots Inc.	34,912	$1,078,781
Dillard's Inc., Class A(b)	6,367	1,934,358
		3,013,139
Oil, Gas & Consumable Fuels — 12.6%
Alto Ingredients Inc.(a)	72,490	418,267
Antero Resources Corp.(a)	300,301	10,570,595
Arch Resources Inc.	16,259	2,705,172
Berry Corp.	59,883	656,917
Brigham Minerals Inc., Class A	48,000	1,189,440
California Resources Corp.	43,436	1,746,562
Centennial Resource Development Inc./DE, Class A(a)(b)	192,676	1,491,312
Centrus Energy Corp., Class A(a)	11,704	324,903
Chesapeake Energy Corp.	81,141	6,655,185
Civitas Resources Inc.	53,702	3,148,011
CNX Resources Corp.(a)(b)	231,672	4,760,860
CONSOL Energy Inc.(a)(b)	34,823	1,655,834
Denbury Inc.(a)	53,272	3,408,343
Dorian LPG Ltd.	33,810	497,683
Green Plains Inc.(a)	38,199	1,072,246
Gulfport Energy Corp.(a)	13,132	1,234,145
Hess Midstream LP	35,789	1,052,555
International Seaways Inc.	25,106	530,490
Marathon Oil Corp.	838,145	20,886,573
Matador Resources Co.	124,364	6,071,451
Murphy Oil Corp.	164,179	6,251,936
Oasis Petroleum Inc.	21,161	2,807,218
Ovintiv Inc.	277,558	14,208,194
PDC Energy Inc.	104,884	7,314,610
Range Resources Corp.(a)	262,362	7,855,118
Renewable Energy Group Inc.(a)	46,680	2,850,281
REX American Resources Corp.(a)	5,713	483,491
SM Energy Co.	122,427	4,349,831
Whiting Petroleum Corp.	41,586	3,037,857
World Fuel Services Corp.	67,372	1,631,750
		120,866,830
Paper & Forest Products — 0.9%
Clearwater Paper Corp.(a)(b)	17,740	587,372
Louisiana-Pacific Corp.	101,235	6,531,682
Sylvamo Corp.(a)	37,542	1,676,250
		8,795,304
Personal Products — 0.6%
Medifast Inc.	11,821	2,108,393
Nu Skin Enterprises Inc., Class A	53,298	2,272,627
USANA Health Sciences Inc.(a)	12,741	976,725
		5,357,745
Pharmaceuticals — 2.2%
Amphastar Pharmaceuticals Inc.(a)	40,850	1,448,949
ANI Pharmaceuticals Inc.(a)	12,000	354,120
Antares Pharma Inc.(a)	171,311	953,346
Atea Pharmaceuticals Inc.(a)(b)	17,447	102,414
Collegium Pharmaceutical Inc.(a)	33,960	546,756
Corcept Therapeutics Inc.(a)(b)	117,080	2,518,391
Innoviva Inc.(a)	66,360	1,132,102
Oramed Pharmaceuticals Inc.(a)	30,826	158,446
Organon & Co.	269,543	8,714,325
Phibro Animal Health Corp., Class A	21,424	385,418
Prestige Consumer Healthcare Inc.(a)	53,219	2,908,950
SIGA Technologies Inc.(a)	47,457	326,030

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Supernus Pharmaceuticals Inc.(a)	56,385	$1,573,141
		21,122,388
Professional Services — 1.2%
Barrett Business Services Inc.	8,034	578,207
CRA International Inc.	7,833	645,204
Heidrick & Struggles International Inc.	20,721	662,243
ICF International Inc.	20,010	1,977,188
Kelly Services Inc., Class A, NVS.	36,313	700,478
Kforce Inc.	20,655	1,446,883
Korn Ferry.	59,160	3,634,791
Resources Connection Inc.	33,216	570,983
TrueBlue Inc.(a)	37,744	965,114
		11,181,091
Real Estate Management & Development — 2.1%
FRP Holdings Inc.(a)	6,447	364,320
Jones Lang LaSalle Inc.(a)	53,902	11,789,984
Marcus & Millichap Inc.	25,247	1,130,813
Newmark Group Inc., Class A	185,313	2,251,553
RE/MAX Holdings Inc., Class A.	20,797	487,898
Realogy Holdings Corp.(a)	123,690	1,355,642
RMR Group Inc. (The), Class A.	16,379	446,819
St Joe Co. (The)	34,360	1,828,296
Tejon Ranch Co.(a)	22,210	406,665
		20,061,990
Road & Rail — 1.8%
ArcBest Corp.	27,171	1,960,659
Heartland Express Inc.	54,818	756,488
Marten Transport Ltd.	65,948	1,146,176
Ryder System Inc.	57,166	3,995,904
Saia Inc.(a)	27,997	5,766,262
Schneider National Inc., Class B.	60,234	1,423,330
Werner Enterprises Inc.	64,997	2,575,831
		17,624,650
Semiconductors & Semiconductor Equipment — 3.2%
Alpha & Omega Semiconductor Ltd.(a)	22,364	959,416
Amkor Technology Inc.	116,892	2,198,739
Axcelis Technologies Inc.(a)	35,692	1,943,429
Cirrus Logic Inc.(a)	61,232	4,641,386
Diodes Inc.(a)	47,144	3,442,926
FormFactor Inc.(a)	82,575	3,146,933
Kulicke & Soffa Industries Inc.	65,878	3,057,398
Magnachip Semiconductor Corp.(a)	44,111	806,790
NeoPhotonics Corp.(a)	53,954	816,864
Photronics Inc.(a)	65,757	985,697
SiTime Corp.(a)	13,172	2,220,404
SMART Global Holdings Inc.(a)	36,922	836,653
Synaptics Inc.(a)	37,183	5,519,444
		30,576,079
Software — 2.2%
A10 Networks Inc.	61,242	874,536
Agilysys Inc.(a)	24,823	913,735
American Software Inc./GA, Class A	33,335	570,028
ChannelAdvisor Corp.(a)	31,716	460,199
CommVault Systems Inc.(a)	43,889	2,677,229
Consensus Cloud Solutions Inc.(a)	15,962	841,517
Ebix Inc.	27,906	831,599
Manhattan Associates Inc.(a)	3,884	507,056
Mitek Systems Inc.(a)(b)	45,353	506,593
Progress Software Corp.	46,423	2,227,375
Security	Shares	Value

Software (continued)
SPS Commerce Inc.(a)	38,093	$4,557,066
Teradata Corp.(a)	115,985	4,795,980
Xperi Holding Corp.	58,667	915,205
		20,678,118
Specialty Retail — 7.5%
Aaron's Co. Inc. (The)	34,666	711,693
Abercrombie & Fitch Co., Class A(a)	65,290	2,257,728
Academy Sports & Outdoors Inc.	89,882	3,357,992
America's Car-Mart Inc./TX(a)	6,973	563,767
Asbury Automotive Group Inc.(a)(b)	22,865	4,200,529
AutoNation Inc.(a)	49,474	5,734,531
Boot Barn Holdings Inc.(a)(b)	31,394	2,827,344
Buckle Inc. (The)	31,692	984,354
Camping World Holdings Inc., Class A(b)	43,505	1,117,208
Children's Place Inc. (The)(a)	14,782	684,850
Citi Trends Inc.(a)(b)	9,283	259,645
Container Store Group Inc. (The)(a)	34,598	264,675
Dick's Sporting Goods Inc.	68,988	6,651,823
Foot Locker Inc.	99,070	2,903,742
Genesco Inc.(a)(b)	15,104	936,901
Group 1 Automotive Inc.	18,253	3,178,577
Haverty Furniture Companies Inc.	17,055	423,476
Hibbett Inc.	17,022	735,010
LL Flooring Holdings Inc.(a)(b)	30,738	424,492
MarineMax Inc.(a)(b)	23,071	944,065
Murphy USA Inc.	26,102	6,097,427
ODP Corp. (The)(a)(b)	56,693	2,439,500
Penske Automotive Group Inc.	34,158	3,580,442
Rent-A-Center Inc./TX	63,462	1,530,703
Sally Beauty Holdings Inc.(a)	119,922	1,813,221
Shoe Carnival Inc.	19,550	590,214
Signet Jewelers Ltd.	55,990	3,930,498
Sleep Number Corp.(a)	25,060	1,016,434
Sonic Automotive Inc., Class A	23,620	1,005,031
Sportsman's Warehouse Holdings Inc.(a)(b)	46,639	448,201
TravelCenters of America Inc.(a)	13,150	499,831
Williams-Sonoma Inc.	68,025	8,875,902
Winmark Corp.	3,082	626,262
Zumiez Inc.(a)	23,252	851,721
		72,467,789
Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology Inc.(a)	36,288	1,150,692
Super Micro Computer Inc.(a)(b)	42,942	1,807,858
Xerox Holdings Corp.	161,287	2,806,394
		5,764,944
Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.(a)	66,321	4,405,704
G-III Apparel Group Ltd.(a)	46,192	1,223,164
Kontoor Brands Inc.	51,662	2,052,531
Movado Group Inc.	16,637	598,433
Oxford Industries Inc.	17,920	1,605,632
		9,885,464
Thrifts & Mortgage Finance — 1.1%
Hingham Institution For Savings (The)	1,583	511,420
MGIC Investment Corp.	360,732	4,711,160
Radian Group Inc.	197,266	4,219,520
TrustCo Bank Corp. NY	18,315	570,512
Waterstone Financial Inc.	22,477	360,980
		10,373,592

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 0.2%
Universal Corp./VA	26,076	$1,508,497

Trading Companies & Distributors — 2.2%
Boise Cascade Co.	41,814	3,160,302
Global Industrial Co.	13,902	429,016
GMS Inc.(a)(b)	40,811	1,956,887
H&E Equipment Services Inc.	34,463	1,222,747
Herc Holdings Inc.	22,061	2,819,837
McGrath RentCorp.	25,636	2,139,581
Rush Enterprises Inc., Class A	45,887	2,334,731
Rush Enterprises Inc., Class B	5,932	287,405
Triton International Ltd.	71,647	4,376,915
Veritiv Corp.(a)	15,042	2,114,003
		20,841,424
Wireless Telecommunication Services — 0.2%
Telephone and Data Systems Inc.	102,590	1,879,449
United States Cellular Corp.(a)	14,146	407,122
		2,286,571
Total Common Stocks — 99.5%
(Cost: $863,568,333)		956,802,256

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	28,823,457	28,823,457
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	4,940,000	$4,940,000
		33,763,457
Total Short-Term Investments — 3.5%
(Cost: $33,752,993)		33,763,457

Total Investments in Securities — 103.0%
(Cost: $897,321,326)		990,565,713

Other Assets, Less Liabilities — (3.0)%		(28,693,674)

Net Assets — 100.0%		$961,872,039

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,591,999	$—	$(9,743,017	)(a)	$(25,198)	$(327)	$28,823,457	28,823,457	$56,223	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,340,000	—	(1,400,000	)(a)	—	—	4,940,000	4,940,000	2,586		—
					$(25,198)	$(327)	$33,763,457		$58,809		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	15	06/17/22	$1,396	$(98,646)

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
April 30, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P Mid 400 E-Mini Index	6	06/17/22	$1,497	$(57,940)
				$(156,586)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$747,159	$(72,558	)(c)	$711,334	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/23	292,860	(6,927	)(e)	285,661	0.0	(f)
	Monthly	JPMorgan Chase Bank NA(g)	02/08/23	1,208,511	(80,156	)(h)	1,160,353	0.1
					$(159,641)		$2,157,348

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(36,733) of net dividends and financing fees.

(e)	Amount includes $272 of net dividends, payable for referenced securities purchased and financing fees.

(f)	Rounds to less than 0.1%.

(h)	Amount includes $(31,998) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(g)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
April 30, 2022

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of April 30, 2022 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)(a)	68	$1,543	0.2%
HomeStreet Inc.	2,772	112,515	15.8
Hope Bancorp Inc.	1,952	27,914	4.0
OFG Bancorp.	295	7,841	1.1
Preferred Bank/Los Angeles	1,472	98,801	13.9
		248,614
Commercial Services & Supplies
GEO Group Inc. (The)(a)	4,153	27,119	3.8

Insurance
Employers Holdings Inc.	2,330	91,662	12.9
Genworth Financial Inc., Class A(a)	19,794	73,436	10.3
Safety Insurance Group Inc.	566	48,699	6.8
Stewart Information Services Corp.	865	44,634	6.3
		258,431
Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	4,049	113,655	16.0

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	2,039	63,515	8.9

Total Reference Entity — Long		711,334

Net Value of Reference Entity — Goldman Sachs Bank USA		$711,334

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of April 30, 2022 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)(a)	893	$20,262	7.1%
Hope Bancorp Inc.	3,225	46,118	16.2
OFG Bancorp.	800	21,264	7.4
Preferred Bank/los Angeles	116	7,786	2.7
		95,430
Commercial Services & Supplies
GEO Group Inc. (The)	4,151	27,106	9.5
	Shares	Value	% of Basket Value

Health Care Technology
Allscripts Healthcare Soluti(a)	968	$19,999	7.0

Insurance
Employers Holdings Inc.	519	20,417	7.1
Genworth Financial Inc Cl A(a)	3,926	14,565	5.1
Safety Insurance Group Inc.	116	9,981	3.5
		44,963
Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	2,778	77,978	27.3

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	648	20,185	7.1

Total Reference Entity — Long		285,661

Net Value of Reference Entity — HSBC Bank PLC		$285,661

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of April 30, 2022 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Hope Bancorp Inc.	2,953	$42,228	3.7%
Preferred Bank/Los Angeles	14,181	951,829	82.0
		994,057
Commercial Services & Supplies
GEO Group Inc. (The)(a)	3,537	23,097	2.0

Insurance
Genworth Financial Inc., Class A(a)	30,985	114,954	9.9

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	670	18,807	1.6

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	303	9,438	0.8

Total Reference Entity — Long		1,160,353

Net Value of Reference Entity — JPMorgan Chase Bank NA		$1,160,353

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Small-Cap Multifactor ETF
April 30, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$956,802,256	$—	$—	$956,802,256
Money Market Funds	33,763,457	—	—	33,763,457
	$990,565,713	$—	$—	$990,565,713
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(156,586)	$—	$—	$(156,586)
Swaps	—	(159,641)	—	(159,641)
	$(156,586)	$(159,641)	$—	$(316,227)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust